Intangible assets other than goodwill (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Chile	$ 153,123,207	$ 172,389,672	$ 151,943,693
Trademark [Member]
IfrsStatementLineItems [Line Items]
Chile	127,011,105	142,547,210	$ 121,643,175
Chile Segment [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Chile	52,738,444	50,598,034
Chile Segment [Member] | Embotelladoras Chilenas Unidas Sa [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Chile	33,181,320	33,003,901
Chile Segment [Member] | Manantial Sa [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Chile	1,166,000	1,166,000
Chile Segment [Member] | Compania Pisquera De Chile S A [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Chile	1,363,782	1,363,782
Chile Segment [Member] | D And D Sp A [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Chile	1,962,891	0
Chile Segment [Member] | Compania Cerveceria Kunstmann Sa [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Chile	13,915,244	13,915,144
Chile Segment [Member] | Cerveceria Szot Sp A [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Chile	344,502	344,502
Chile Segment [Member] | Cervecera Guayacan Spa [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Chile	804,705	804,705
International Business Segment [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Chile	54,377,409	72,001,834
International Business Segment [Member] | Ccu Argentina Sa And Subsidiaries [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Chile	41,041,119	59,088,046
International Business Segment [Member] | Marzurel Sa Coralina Sa And Milotur Sa [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Chile	2,779,956	2,641,563
International Business Segment [Member] | Bebidas Del Paraguay S A And Distribuidora Del Paraguay S A [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Chile	3,680,609	3,563,156
International Business Segment [Member] | Bebidas Bolivianas Bbo Sa [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Chile	6,875,725	6,709,069
Wines Segment [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Chile	19,895,252	19,947,342
Wines Segment [Member] | Vina San Pedro Tarapaca S A [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Chile	$ 19,895,252	$ 19,947,342